UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30th, 2009 Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 December 1, 2009

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 44
Form 13F Information Table Value Total: $9824510100


List of Other Included Managers: N/A

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FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE

Affirmative Insurance  COM              00827210	5060800          10000         SH        SOLE       10000
Ambac Financial Group  COM *            02313910	34997400         205879        SH        SOLE       205879
BP PLC ADS             SPONSORED ADR    05562210	163379100        30670         SH        SOLE       30670
Boeing Company         COM              09702310	462553600        85484         SH        SOLE       85484
Boston Scientific Corp COM              10113710	459134400        434375        SH        SOLE       434375
Chesapeake Energy Corp COM              16516710	559806500        197742        SH        SOLE       197742
Conseco, Inc.          COM NEW          20846488	9899400          18856         SH        SOLE       18856
Cypress Semiconductor  COM              23280610	134446900        129775        SH        SOLE       129775
Dow Chemical Company   COM              26054310	517079400        198953        SH        SOLE       198953
Hartford Financial ServCOM              41651510	66050000         25000         SH        SOLE       25000
Legg Mason Inc.        COM              52490110	440055700        142091        SH        SOLE       142091
Eli Lilly & Co.        COM              53245710	390759800        118520        SH        SOLE       118520
Maui Land & Pineapple CCOM              57734510	303567200        481089        SH        SOLE       481089
McGraw-Hill Companies  COM              58064510	363501100        144648        SH        SOLE       144648
Mesabi Trust           CTF BEN INT      59067210	229529800        225693        SH        SOLE       225693
Micron Technology Inc  COM              59511210	528861500        646530        SH        SOLE       646530
New York Times cl A    CL A             65011110	328515100        407082        SH        SOLE       407082
Nuv FL Inv Qlty Muni FuCOM              67097010	19261400         14857         SH        SOLE       14857
Nuv PA Inv Qlty Mun Fd COM              67097210	15439500         11750         SH        SOLE       11750
Pfizer Inc.            COM              71708110	348733500        210971        SH        SOLE       210971
Qualcomm Inc.          COM              74752510	126494300        28148         SH        SOLE       28148
Questar Corporation    COM              74835610	351234100        93888         SH        SOLE       93888
Rowan Companies Inc.   COM              77938210	405239700        176038        SH        SOLE       176038
Schering-Plough Corp.  COM              80660510	268510200        95521         SH        SOLE       95521
Schering Plough PreferrPFD CONV MAN07   80660570	34138900         1410          SH        SOLE       1410
Sony Corporation ADR   ADR NEW          83569930	231330700        79332         SH        SOLE       79332
Sprint Nextel Corp.    COM SER 1        85206110	120325500        305441        SH        SOLE       305441
SunPower Corp. Cl B    COM CL B         86765230	130361900        51937         SH        SOLE       51937
Teco Energy Inc.       COM              87237510	354862100        253111        SH        SOLE       253111
Tejon Ranch Co.        COM              87908010	73679600         28860         SH        SOLE       28860
WellsFargo Pfd Series LPERP PFD CNV A   94974680	605275400        6778          SH        SOLE       6778
Williams Companies     COM              96945710	194690700        108705        SH        SOLE       108705
Adaptec Inc            NOTE 0.750%12/2  00651fag	1885700          19000         SH        SOLE       19000
Albany International   NOTE 2.250% 3/1  012348ac	751200           10000         SH        SOLE       10000
Allied Waste Inds Inc  SDCV 4.250% 4/1  019589ad	1490600          15000         SH        SOLE       15000
ExpressJet Holdings    NOTE 11.250% 8/0 30218uab	995500           11000         SH        SOLE       11000
MBIA Inc               COM              55262C10	264881800        340465        SH        SOLE       340465
Micron Conv            NOTE 1.875% 6/0  595112ah	335552000        4000000       SH        SOLE       400000
Nabors Inds Inc Gtd    NOTE 0.940% 5/1  629568ap	1352700          14000         SH        SOLE       14000
Nuv NY Inv Qlty Mun Fd COM              67062X10	26016100         18425         SH        SOLE       18425
Nuv NJ Div Adv Mun Fd  COM              67069Y10	24894100         18550         SH        SOLE       18550
Proassurance Corp      COM              74267C10	20880000         4000          SH        SOLE       4000
3M Company             COM              88579Y10	434802500        59125         SH        SOLE       59125
Zimmer Holdings Inc    COM              98956P10	434232700        81165         SH        SOLE       81165

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